Fair Value (Assets And Liabilities Measured At Fair Value On A Recurring Basis, Including Financial Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financial Assets:
Total securities available for sale	$ 14,058	$ 9,368
Loans held for sale	2,812	889
Yield maintenance provisions	122	213
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	14,058	9,368
Loans held for sale	2,812	889
Fair Value, Measurements, Recurring [Member] | U.S. Treasury [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	13,505	8,536
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities - Residential [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	357	481
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Obligations [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	196	351
Fair Value, Measurements, Recurring [Member] | Yield maintenance provisions (embedded derivatives) [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Yield maintenance provisions	122	213
Fair Value, Measurements, Recurring [Member] | Interest Rate Lock Commitments [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Interest rate lock commitments	9	8
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Liabilities:
Interest-rate swaps	$ 122	$ 213